Commitment (Details) $ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CAD ($)	Dec. 31, 2025 USD ($) Milestone	Dec. 31, 2025 CAD ($) Milestone
Commitments
Grants received	$ 3,180	$ 4,220	$ 2,560	$ 3,400
Number of milestones achieved			4	4
Total number of milestones			5	5